Schedule of Components of Loss Before Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
ComponentsOfLossBeforeIncomeTaxesLineItems [Line Items]
Income tax expense
JAPAN
ComponentsOfLossBeforeIncomeTaxesLineItems [Line Items]
Income tax expense	¥ (1,489,414)	¥ (534,685)	¥ (661,966)